Reconciliation of Loss after Income Tax to Net Cash Used in Operating Activities	12 Months Ended
Jun. 30, 2018
Reconciliation Of Loss After Income Tax To Net Cash Used In Operating Activities [Abstract]
Reconciliation of Loss after Income Tax to Net Cash Used in Operating Activities

27. RECONCILIATION OF LOSS AFTER INCOME TAX TO NET CASH USED IN OPERATING ACTIVITIES

	2018 $'000	2017 $'000	2016 $'000
Loss after income tax benefit for the year	(11,640)	(5,690)	(24,778)

Adjustments for:
Loss on disposal of fixed assets	1	6	—
Depreciation and amortisation	194	217	290
Share-based payments	434	386	1,746
Net unrealised Foreign exchange	(82)	242	506
Issue of ordinary shares to Biomics	—	—	500
Impairment of prepayment	—	—	1,800
Change in operating assets and liabilities:
Increase in trade and other receivables	72	814	(854)
(Decrease) in other current assets	(121)	(182)	1,178
Increase in trade and other payables	1,259	114	(623)
(Decrease) in R&D grant receivable	112	(4,233)	—
(Decrease) in employee benefits	(23)	(3)	27
Increase in provision	—	25	—
Net cash used in operating activities	(9,794)	(8,304)	(20,208)